Quarterly portfolio holdings
John Hancock
Disciplined Value Fund
U.S. equity
December 31, 2025
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Fund’s investments

As of 12-31-25 (unaudited)
	Shares	Value
Common stocks 97.4%		$17,713,542,958
(Cost $12,912,789,624)
Communication services 4.0%		729,860,723
Entertainment 1.5%
The Walt Disney Company	2,437,356	277,297,992
Interactive media and services 1.5%
Meta Platforms, Inc., Class A	417,791	275,779,661
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	870,681	176,783,070
Consumer discretionary 6.5%		1,190,352,027
Automobile components 0.6%
Aptiv PLC (A)	1,406,935	107,053,684
Broadline retail 2.7%
Amazon.com, Inc. (A)	2,159,802	498,525,498
Hotels, restaurants and leisure 0.8%
Booking Holdings, Inc.	27,300	146,200,509
Specialty retail 1.9%
AutoNation, Inc. (A)	430,303	88,848,963
AutoZone, Inc. (A)	40,787	138,329,111
The Home Depot, Inc.	371,153	127,713,747
Textiles, apparel and luxury goods 0.5%
Lululemon Athletica, Inc. (A)	402,678	83,680,515
Consumer staples 7.0%		1,267,046,211
Beverages 1.8%
Coca-Cola Europacific Partners PLC	1,218,596	110,526,657
The Coca-Cola Company	3,038,933	212,451,806
Consumer staples distribution and retail 2.7%
Sysco Corp.	2,539,243	187,116,817
U.S. Foods Holding Corp. (A)	4,141,181	311,913,753
Tobacco 2.5%
Philip Morris International, Inc.	2,774,546	445,037,178
Energy 5.4%		977,285,685
Energy equipment and services 0.5%
SLB, Ltd.	2,142,415	82,225,888
Oil, gas and consumable fuels 4.9%
Canadian Natural Resources, Ltd.	2,386,816	80,793,722
Cenovus Energy, Inc.	6,179,106	104,550,474
ConocoPhillips	2,287,529	214,135,590
Diamondback Energy, Inc.	1,586,987	238,571,756
Marathon Petroleum Corp.	1,580,325	257,008,255
Financials 21.9%		3,977,065,678
Banks 7.5%
Huntington Bancshares, Inc.	13,752,637	238,608,252
JPMorgan Chase & Co.	2,495,368	804,057,476
Wells Fargo & Company	3,486,463	324,938,352
Capital markets 7.0%
Blue Owl Capital, Inc. (B)	6,183,005	92,374,095
Intercontinental Exchange, Inc.	1,381,424	223,735,431
LPL Financial Holdings, Inc.	758,393	270,875,228
Morgan Stanley	1,626,963	288,834,741
The Charles Schwab Corp.	2,009,489	200,768,046
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	213,690	$187,833,510
Consumer finance 3.0%
American Express Company	894,406	330,885,500
Capital One Financial Corp.	869,544	210,742,684
Financial services 1.9%
Apollo Global Management, Inc.	1,418,147	205,290,960
Corpay, Inc. (A)	475,153	142,987,792
Insurance 2.5%
Aon PLC, Class A	613,929	216,643,266
Arthur J. Gallagher & Company	355,877	92,097,409
The Allstate Corp.	703,305	146,392,936
Health care 13.0%		2,359,982,827
Biotechnology 2.4%
AbbVie, Inc.	928,856	212,234,307
Gilead Sciences, Inc.	1,804,414	221,473,774
Health care equipment and supplies 1.1%
Medtronic PLC	2,031,102	195,107,658
Health care providers and services 6.9%
Cencora, Inc.	939,743	317,398,198
Labcorp Holdings, Inc.	429,816	107,832,238
McKesson Corp.	346,778	284,458,526
Quest Diagnostics, Inc.	1,160,097	201,311,632
Tenet Healthcare Corp. (A)	568,430	112,958,410
UnitedHealth Group, Inc.	714,518	235,869,537
Life sciences tools and services 1.2%
IQVIA Holdings, Inc. (A)	935,682	210,912,080
Pharmaceuticals 1.4%
AstraZeneca PLC, ADR	1,818,550	167,179,302
Novo Nordisk A/S, ADR	1,832,688	93,247,165
Industrials 15.9%		2,890,212,395
Aerospace and defense 2.4%
General Dynamics Corp.	661,381	222,660,527
L3Harris Technologies, Inc.	709,156	208,186,927
Air freight and logistics 2.1%
CH Robinson Worldwide, Inc.	1,114,920	179,234,539
FedEx Corp.	713,706	206,161,115
Building products 0.5%
Allegion PLC	580,292	92,394,092
Electrical equipment 1.6%
Emerson Electric Company	789,919	104,838,050
Hubbell, Inc.	427,216	189,730,898
Ground transportation 2.4%
Old Dominion Freight Line, Inc.	904,320	141,797,376
Uber Technologies, Inc. (A)	3,499,301	285,927,885
Industrial conglomerates 1.7%
Honeywell International, Inc.	1,562,774	304,881,580
Machinery 1.9%
Cummins, Inc.	388,703	198,413,446
Wabtec Corp.	693,881	148,108,899
Passenger airlines 0.6%
United Airlines Holdings, Inc. (A)	1,002,795	112,132,537
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	3

	Shares	Value
Industrials (continued)
Professional services 1.4%
Jacobs Solutions, Inc.	1,014,333	$134,358,549
Leidos Holdings, Inc.	654,555	118,081,722
Trading companies and distributors 1.3%
United Rentals, Inc.	300,628	243,304,253
Information technology 10.6%		1,936,566,260
Electronic equipment, instruments and components 2.4%
Flex, Ltd. (A)	2,808,182	169,670,356
Keysight Technologies, Inc. (A)	827,456	168,130,785
Trimble, Inc. (A)	1,192,272	93,414,511
Semiconductors and semiconductor equipment 6.3%
Applied Materials, Inc.	1,061,945	272,909,246
Microchip Technology, Inc.	3,751,989	239,076,739
Micron Technology, Inc.	1,303,084	371,913,204
NXP Semiconductors NV	1,234,522	267,965,345
Software 0.8%
Oracle Corp.	741,006	144,429,479
Technology hardware, storage and peripherals 1.1%
Dell Technologies, Inc., Class C	1,660,761	209,056,595
Materials 8.2%		1,492,776,135
Construction materials 2.2%
CRH PLC	3,237,348	404,021,030
Metals and mining 6.0%
Freeport-McMoRan, Inc.	2,441,794	124,018,717
Kinross Gold Corp.	14,886,722	419,210,092
Newmont Corp.	2,883,584	287,925,862
Reliance, Inc.	451,266	130,357,209
Steel Dynamics, Inc.	750,919	127,243,225
Utilities 4.9%		892,395,017
Electric utilities 4.0%
Entergy Corp.	1,781,339	164,649,164
FirstEnergy Corp.	5,833,305	261,157,065
NRG Energy, Inc.	535,604	85,289,581
PPL Corp.	6,039,194	211,492,574
Multi-utilities 0.9%
CenterPoint Energy, Inc.	4,428,968	169,806,633

	Yield (%)	Shares	Value
Short-term investments 2.5%			$450,066,597
(Cost $450,066,597)
Short-term funds 2.5%			450,066,597
John Hancock Collateral Trust (C)	3.7477(D)	1,522,454	15,230,934
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.7239(D)	434,835,663	434,835,663

Total investments (Cost $13,362,856,221) 99.9%	$18,163,609,555
Other assets and liabilities, net 0.1%	17,478,072
Total net assets 100.0%	$18,181,087,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-25. The value of securities on loan amounted to $14,727,675.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(D)	The rate shown is the annualized seven-day yield as of 12-31-25.
The fund had the following country composition as a percentage of net assets on 12-31-25:
United States	87.1%
Ireland	4.4%
Canada	3.8%
United Kingdom	2.7%
Netherlands	1.5%
Other countries	0.5%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	1,522,454	—	$167,123,675	$(151,895,466)	$2,725	—	$20,472	—	$15,230,934
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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